Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,454,419	$ 9,689,905
Allowance for doubtful accounts	(353,763)	(226,925)	$ (70,345)	$ (186,909)
Total	$ 7,100,656	$ 9,462,980